Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A common stock
Diluted net (loss) per share (in Dollars per share)	$ (0.07)	$ (0.02)	$ 4.15	$ (0.03)
Class B common stock
Diluted net (loss) per share (in Dollars per share)	$ (0.07)	$ (0.02)	$ (0.03)	$ (0.03)